Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	12 Months Ended
Sep. 30, 2025
Brand Name "Birkenstock"
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets, description	Indefinite
Customer Relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	8 years
Customer Relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	15 years
Purchased Licenses and Other Intangible Assets | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Purchased Licenses and Other Intangible Assets | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	5 years